8. BIOLOGICAL ASSETS (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$) Number
Disclosure of detailed information about biological assets [line items]
Total current	R$ 2,129,010	R$ 1,603,039
Total non-current	R$ 1,221,749	R$ 1,081,025
Live Animals [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	223,456	212,962
Total	R$ 3,026,315	R$ 2,355,511
Live Animals [Member] | Consumable Biological Assets [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	204,081	193,700
Total current	R$ 2,129,010	R$ 1,603,039
Live Animals [Member] | Consumable Biological Assets [member] | Immature [Member] | Poultry [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	199,877	189,602
Total current	R$ 868,428	R$ 615,685
Live Animals [Member] | Consumable Biological Assets [member] | Immature [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	4,204	4,098
Total current	R$ 1,260,582	R$ 987,354
Live Animals [Member] | Production Biological Assets [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	19,375	19,262
Total non-current	R$ 897,305	R$ 752,472
Live Animals [Member] | Production Biological Assets [Member] | Immature [Member] | Poultry [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	7,320	7,042
Total non-current	R$ 188,967	R$ 160,415
Live Animals [Member] | Production Biological Assets [Member] | Immature [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	203	211
Total non-current	R$ 93,466	R$ 77,027
Live Animals [Member] | Production Biological Assets [Member] | Mature [Member] | Poultry [member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	11,395	11,554
Total non-current	R$ 283,086	R$ 254,253
Live Animals [Member] | Production Biological Assets [Member] | Mature [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Quantity (Heads) | Number	457	455
Total non-current	R$ 331,786	R$ 260,777